Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Risk Assessment, Value-at-Risk and Scenario Analysis
The Group conducts a study on how market variables would impact the group’s financial statements based on Parametric Value at Risk models.

Risk Factor	Asset/ Liability	VaR 1 day	VaR 10 days	VaR 60 days

Interest rates	Account receivables from credit card issuers	3,941	8,807	25,766
Credit spread on interest rates	Account receivables from credit card issuers	1,126	2,518	7,380
Foreign currency exchange	USD denominated assets/liabilities	91	203	595
Equity price (a)	Listed securities	116,639	276,999	678,505

(a)
The Group holds positions on equity of Banco Inter S.A. (B3: BIDI3; BIDI4; BIDI11). The fluctuation on its prices affects our accounting results but not our adjusted results as we treat this investment as an strategic long term investment, The VaR figures are calculated based on historical data and are suited to estimate the potential financial loss incurred by the company using a level of confidence of 95% on normal market conditions.

The VaR figures are reliable only on normal market conditions, thereby underestimates the large market movements caused by turmoil events on financial markets.

Non-derivative Financial Liabilities and net-settled derivative financial liabilities by Maturity (Details)	The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than one year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years

At December 31, 2021
Deposits from banking customers	2,201,861	—	—	—
Accounts payable to clients	15,720,159	3,172	—	—
Trade accounts payable	372,547	—	—	—
Loans and financing	2,924,513	983,537	860,578	2,963,804
Obligations to FIDC quota holders	1,443,868	985,229	—	—
Other liabilities	145,500	32,501	340,144	—
	22,808,448	2,004,439	1,200,722	2,963,804

	Less than one year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years

At December 31, 2020
Deposits from banking customers	900,454	—	—	—
Accounts payable to clients	8,848,038	—	—	—
Trade accounts payable	180,491	—	—	—
Loans and financing	1,197,522	460,318	29,511	41,301
Obligations to FIDC quota holders	2,065,493	1,334,787	1,213,563	—
Other liabilities	10,369	284,972	—	—
	13,202,367	2,080,077	1,243,074	41,301

Schedule of Assets As Per Statement of Financial Position (Details)
Assets as per statement of financial position

	Amortized cost	FVPL	FVOCI	Total

At December 31, 2021
Short and Long-term investments	—	3,209,604	21,909	3,231,513
Financial assets from banking solution	—	2,346,474	—	2,346,474
Accounts receivable from card issuers	132,605	—	19,153,985	19,286,590
Trade accounts receivable	434,481	511,240	—	945,721
Derivative financial instruments (a)	—	219,324	—	219,324
Receivables from related parties	4,720	—	—	4,720
Other assets (a)	474,557	—	—	474,557
	1,046,363	6,286,642	19,175,894	26,508,899
At December 31, 2020
Short-term investments	—	7,149,889	978,169	8,128,058
Accounts receivable from card issuers	—	—	16,307,155	16,307,155
Trade accounts receivable	151,271	1,646,685	—	1,797,956
Financial assets from banking solution	—	714,907	—	714,907
Derivative financial instruments	—	42,931	172	43,103
Receivables from related parties	7,200	—	—	7,200
Other assets	180,309	—	—	180,309
	338,780	9,554,412	17,285,496	27,178,688

(a)	Derivative financial instruments in the amount of R$201,202 were designated as cash flow hedging instruments, and therefore the effective portion of the hedge is accounted for in the OCI.

Schedule of Liabilities As Per Statement Of Financial Position (Details)
Liabilities as per statement of financial position

	Amortized cost	FVPL	FVOCI	Total

At December 31, 2021
Deposits from banking customers	2,201,861	—	—	2,201,861
Accounts payable to clients	15,726,503	—	—	15,726,503
Trade accounts payable	372,547	—	—	372,547
Loans and financing	6,135,215	—	—	6,135,215
Obligations to FIDC quota holders	2,227,174	—	—	2,227,174
Derivative financial instruments	—	23,244	—	23,244
Other liabilities	165,502	328,456	—	493,958
	26,828,802	351,700	—	27,180,502
At December 31, 2020
Deposits from banking customers	900,454	—	—	900,454
Accounts payable to clients	8,848,038	—	—	8,848,038
Trade accounts payable	180,491	—	—	180,491
Loans and financing	1,709,100	—	—	1,709,100
Obligations to FIDC quota holders	4,374,550	—	—	4,374,550
Derivative financial instruments	—	13,574	2,659	16,233
Other liabilities	26,179	269,162	—	295,341
	16,038,812	282,736	2,659	16,324,207

Schedule of Class Between Book Value And Fair Value Of The Financial Instruments (Details)
The table below presents a comparison by class between book value and fair value of the financial instruments of the Group:

	2021			2020
	Book value	Fair value	Hierarchy level	Book value	Fair value	Hierarchy level
Financial assets
Short and Long-term investments (a)	3,231,513	3,231,513	I /II	8,128,058	8,128,058	I /II
Financial assets from banking solution (e)	2,346,474	2,346,474	I	714,907	714,907	I
Accounts receivable from card issuers (b)	19,286,590	19,283,921	II	16,307,155	16,307,155	II
Trade accounts receivable (c) (d)	945,721	945,721	II / III	1,797,956	1,797,956	II/III
Derivative financial instruments (f)	219,324	219,324	II	43,103	43,103	II
Receivables from related parties (c)	4,720	4,720	II	7,200	7,200	II
Other assets (c)	474,557	474,557	II	180,309	180,309	II
	26,508,899	26,506,230		27,178,688	27,178,688
Financial liabilities
Deposits from banking customers (g)	2,201,861	2,201,861	II	900,454	900,454	II
Accounts payable to clients (i)	15,726,503	14,628,794	II	8,848,038	8,692,351	II
Trade accounts payable (c)	372,547	372,547	II	180,491	180,491	II
Loans and financing (h)	6,135,215	6,121,966	II	1,709,100	1,697,588	II
Obligations to FIDC quota holders (h)	2,227,174	2,324,553	II	4,374,550	4,395,035	II
Derivative financial instruments (f)	23,244	23,244	II	16,233	16,233	II
Other liabilities (c) (j)	493,958	493,958	II/III	295,341	295,341	II/III
	27,180,502	26,166,923		16,324,207	16,177,493

(a)
Short and Long-term investments are measured at fair value. Listed securities are classified as level I and unlisted securities classified as level II, for those the fair value is determined using valuation techniques, which employ the use of market observable inputs.

(b)
Accounts receivable from card issuers are measured at FVOCI or at amortized cost, depending on the asset’s contractual cash flow characteristics and the Group’s business model for managing each of them. For those assets measured at FVOCI, fair value is estimated by discounting future cash flows using market rates for similar items. For those assets measured at amortized cost, carrying values are assumed to approximate their fair values, taking into consideration that the realization of these balances and short settlement terms.

(c)
The carrying values of trade accounts receivable, receivables from related parties, other assets, trade accounts payable and other liabilities are measured at amortized cost and are recorded at their original amount, less the provision for impairment and adjustment to present value, when applicable. The carrying values are assumed to approximate their fair values, taking into consideration that the realization of these balances, and settlement terms do not exceed 60 days. These amounts are classified as level II in the hierarchy level.

(d)
Included in Trade accounts receivable there are Loans designated at FVPL with an amount of R$511,240. As of December 31, 2021, this portfolio registered a loss of R$381,430, and total net cashflow effect was an inflow of R$754,015. Loans are measured at fair value through profit or loss and are valued using valuation techniques, which employ the use of market unobservable inputs, and therefore is classified as level III in the hierarchy level.

	2021	2020
At January 1,	1,646,685	124,661
Disbursements	1,155,921	2,112,274
Collections	(1,909,936)	(987,283)
Interest income recognized in the statement of profit or loss as Financial Income	924,775	384,572
Fair value recognized in the statement of profit or loss as Financial income	(1,306,205)	12,461
At December 31	511,240	1,646,685

The significant unobservable inputs used in the fair value measurement of Loans designated at FVPL categorized within Level III of the fair value hierarchy, are the expected loss rate and the discount rate used to evaluate the asset. To calculate expected loss rate, the Company considers a list of assumptions, the main being: an individual projection of client’s transactions, the probability of each contract to default and scenarios of recovery. These main inputs are periodically reviewed, or when there is an event that may affect the probabilities and curves applied to the portfolio.

In determining the discount rate, we consider that the rate should be a current rate commensurate with nature of the loan portfolio and the valuation method used. When rates for actual recent transactions are available and appropriate to reflect the interest rate as of the measurement date, we consider those rates. When such rates are not available, we also obtain non-binding quotes. Based on all available information we make a judgment as to the rate to be used. In prior periods we used the interest rate that we paid to senior holders of FIDCs on recent transactions. Considering we did not raise funding through FIDCs since February 2021 and the changes observed in the benchmark interest rate in Brazil and in the credit markets we currently build an interest rate curve for unsecured loans granted to us based on recent loans obtained and in quotes from financial institutions.

The Group has performed sensitivity analysis considering an increase of 100 basis points in discount rate combined with a decrease of 15% in recovery curve. The result of the combined effect of both changes was a decrease of Loans designated at FVPL in the total amount of R$39,696.

(e)	Financial assets from banking solutions are measured at fair value. Sovereign bonds are priced using quotation from Anbima public pricing method.
(f)
The Group enters into derivative financial instruments with financial institutions with investment grade credit ratings. Non-deliverable forward contracts are valued using valuation techniques, which employ the use of market observable inputs.

(g)	Deposits from banking customers are measured at amortized cost considering the immediate liquidity due to costumers’ payment account deposits.
(h)
Loans and financing, and obligations to FIDC quota holders are measured at amortized cost. Fair values are estimated by discounting future contractual cash flows at the interest rates available in the market that are available to the Group for similar financial instruments.

(i)	Accounts payable to clients are measured at amortized cost. Fair values are estimated by discounting future contractual cash flows at the average of interest rates applicable in prepayment business.
(j)
There are contingent considerations included in other liabilities arising on business combinations that are measured at FVPL. Fair values are estimated in accordance with pre-determined formulas explicit in the contracts with selling shareholders. The amount as of December 31, 2021 is R$328,456 and is classified as level III in the hierarchy level. The movement of the contingent consideration is summarized as follows:

At December 31, 2020	269,162
Additions (Note 29.1.3)	41,666
Business combination (a)	14,605
Remeasurement at fair value recognized in the statement of financial position as Intangible assets – Goodwill (b)	1,759
Remeasurement at fair value recognized in the statement of profit or loss as Other income (expenses), net	(9,881)
Payments	(4,000)
Interest recognized in the statement of profit or loss as Financial expenses, net	15,145
At December 31, 2021	328,456
(a)    Refers to previous values recognized by Linx before the business combination with the Group.
(b)    Adjustments due to final assessments of acquisitions which occurred in 2020 (Note 29.2.3).

The significant unobservable inputs used in the fair value measurement of contingent consideration categorized within Level III of the fair value hierarchy are based on projections of revenue, net debt, number of clients, net margin and the discount rates used to evaluate the liability.

The Group has performed sensitivity analysis considering an increase of 10% and a decrease of 10% in projections of revenue, and number of clients. The result was an increase of contingent consideration in the total amount of R$39,875 considering increase in unobservable inputs and a decrease of contingent consideration in the total amount of R$57,930 considering decrease in unobservable inputs.

For disclosure purposes, the fair value of financial liabilities is estimated by discounting future contractual cash flows at the interest rates available in the market that are available to the Group for similar financial instruments. The effective interest rates at the balance sheet dates are usual market rates and their fair value does not significantly differ from the balances in the accounting records.

Schedule of Details of Operations and Position of Asset, Liability and Equity

					December 31, 2021			December 31, 2020
Notional in US$ (a)	Contracted exchange rate (R$ per US$ 1.00)	Notional in R$ (a)	Trade date	Due date	Effective portion – Gain / (Loss) (b)	Ineffective portion – Revenue / (Expense) (c)	Discontinued hedge accounting – Revenue / (Expense) (d)	Fair value – Asset / (Liability)

3,951	5.40	21,340	07-Jul-20	04-Jan-21	(288)	(518)	—	(806)
(1,100)	5.31	(5,837)	05-Aug-20	04-Jan-21	—	121	—	121
2,900	5.33	15,450	05-Aug-20	01-Feb-21	—	—	430	(418)
(600)	5.26	(3,158)	17-Sep-20	04-Jan-21	—	39	—	39
(150)	5.26	(790)	17-Sep-20	01-Feb-21	—	—	(32)	12
1,900	5.27	10,020	17-Sep-20	01-Mar-21	—	—	487	(165)
2,900	5.63	16,333	21-Oct-20	01-Apr-21	—	—	190	(1,270)
(2,750)	5.20	14,302	14-Jan-21	01-Feb-21	—	—	(756)	—
(1,900)	5.21	9,893	14-Jan-21	01-Mar-21	—	—	(614)	—
(2,900)	5.21	15,118	14-Jan-21	01-Apr-21	—	—	(1,404)	—
				Net amount	(288)	(358)	(1,699)	(2,487)

(a)
Negative amounts represent either hedge transactions designated to eliminate the exchange variation of the original hedges due to (a) reduction in the estimates of future purchases of Pin Pads & POS and (b) elimination of exposure to foreign exchange.

(b)
During the hedge life, this value is recognized in equity, in “Other comprehensive income”, but subsequently (when settled), is reclassified to “Property and equipment,” in the statement of financial position. In accordance with IFRS 9, the amount that has been accumulated in the cash flow hedge reserve shall be directly included in the carrying amount of the related asset if the hedged forecast transaction results in the recognition of a non-financial asset. From March 31, 2021, there is no longer effective portion recognized in equity because all transactions have been settled until this date. The amount of R$1,512 presented in “Other comprehensive income” refers to unsettled transactions on December 31, 2020, that were reclassified to “Property and equipment” in the first quarter of 2021 (R$2,291 gross amount and R$1,512 amount net of tax).

(c)
Recognized in the statement of profit or loss, in “Financial expenses, net”. The ineffectiveness is due to (a) a smaller volume of purchases of Pin Pads & POS than the hedged volume, (b) a commercial discount in the purchase moment, and (c) hedge transactions designated due to reduction in the estimates of future purchases of Pin Pads & POS.

(d)	Recognized in the statement of profit or loss, in “Financial expenses, net.”
26.5.    Hedge accounting – bonds
During 2021, the Company entered into hedge operations to protect its inaugural dollar bonds (Note 17.3.5), subject to foreign exchange exposure using cross-currency swap contracts. The transactions have been elected for hedge accounting and classified as cash flow hedge of the variability of the designated cash flows of the dollar denominated bonds due to changes in the exchange rate. The details of the cross-currency swaps and the position of asset, liability and equity as of December 31, 2021, are presented as follows.

Notional in US$	Notional in R$	Pay rate in local currency	Trade date	Due date	Fair value as of December 31, 2021 – Asset (Liability)	Gain recognized in income (a)	Loss recognized in OCI (b)

50,000	248,500	CDI + 2.94%	23-Jun-2021	16-Jun-2028	25,736	29,717	(3,981)
50,000	247,000	CDI + 2.90%	24-Jun-2021	16-Jun-2028	25,814	31,229	(5,415)
50,000	248,500	CDI + 2.90%	24-Jun-2021	16-Jun-2028	24,307	29,721	(5,414)
75,000	375,263	CDI + 2.99%	30-Jun-2021	16-Jun-2028	33,213	42,042	(8,829)
50,000	250,700	CDI + 2.99%	30-Jun-2021	16-Jun-2028	21,615	27,500	(5,885)
50,000	250,110	CDI + 2.98%	30-Jun-2021	16-Jun-2028	22,209	28,095	(5,886)
25,000	127,353	CDI + 2.99%	15-Jul-2021	16-Jun-2028	8,912	11,737	(2,825)
25,000	127,353	CDI + 2.99%	15-Jul-2021	16-Jun-2028	8,744	11,737	(2,993)
50,000	259,890	CDI + 2.96%	16-Jul-2021	16-Jun-2028	12,290	18,267	(5,977)
25,000	131,025	CDI + 3.00%	06-Aug-2021	16-Jun-2028	5,654	8,046	(2,392)
25,000	130,033	CDI + 2.85%	10-Aug-2021	16-Jun-2028	6,808	9,051	(2,243)
25,000	130,878	CDI + 2.81%	11-Aug-2021	16-Jun-2028	5,900	8,204	(2,304)
				Net amount	201,202	255,346	(54,144)

(a)	Recognized in the statement of profit or loss, in “Financial expenses, net.”
(b)	Recognized in equity, in “Other comprehensive income.”

Schedule of Adjusted Net Cash (Details)
The Group’s strategy is to keep a positive adjusted net cash. The adjusted net cash as of December 31, 2021 and 2020 was as follows:

	2021	2020

Cash and cash equivalents	4,495,645	2,446,990
Short-term investments	1,993,037	8,128,058
Accounts receivable from card issuers	19,286,590	16,307,155
Derivative financial instruments (a)	210,280	24,992
Adjusted cash	25,985,552	26,907,195

Accounts payable to clients	(15,723,331)	(8,848,038)
Loans and financing (b)	(5,861,760)	(1,534,239)
Obligations to FIDC quota holders	(2,227,174)	(4,134,791)
Derivative financial instruments	(23,244)	(16,233)
Adjusted debt	(23,835,509)	(14,533,301)
Adjusted net cash	2,150,043	12,373,894

(a)	Refers to economic hedge of cash and cash equivalents and short-term investments denominated in U.S. dollars;
(b)	Loans and financing were reduced by the effects of leases liabilities recognized under IFRS 16.
Although capital is managed considering the consolidated position, the subsidiaries Stone and MNLT maintain a minimum equity, within the working capital requirements for Accrediting Payment Institutions under the Brazilian Central Bank (“BACEN”) regulations, corresponding to at least 2% of the monthly average of the payment transactions in past 12 months. The subsidiary Stone SCD also maintains a minimum equity required by BACEN for companies that offer credit by its own capital.